Leases - Schedule of Future Minimum Lease Payments Required Under Operating Leases (Details) - USD ($)	Jan. 31, 2025	Oct. 31, 2024
Schedule of Future Minimum Lease Payments Required Under Operating Leases [Abstract]
2025	$ 494,835
2026	481,496	$ 503,124
2027	162,072	477,956
Total future minimum lease payments	1,138,403	1,264,706
Less imputed interest	(125,887)	(152,859)
Total operating lease liability	$ 1,012,516	$ 1,111,847